INCOME TAX EXPENSE	6 Months Ended
Jun. 30, 2024
Income Tax Disclosure [Abstract]
INCOME TAX EXPENSE

NOTE 8 － INCOME TAX EXPENSE

The provision for income tax expense consisted of the following:

Six Months ended June 30,
	2023	2024	2024
	SGD	SGD	USD

Current income tax	-	-	-
Deferred income tax	-	-	-

Income tax expense	-	-	-

The effective tax rate in the periods presented is the result of the mix of income earned in various tax jurisdictions that apply a broad range of income tax rate. The Company is subject to taxes in the jurisdictions in which it operates, as follows:

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. Additionally, upon payments of dividends to the shareholders, no Cayman Islands withholding tax will be imposed.

Singapore

HIPL and HTL SG are operating in Singapore and are subject to the corporate income tax under Singapore tax regime at the rate of 17%, based on its chargeable income. In addition, 75% of up to the first SGD10,000, and 50% of up to the next SGD190,000, of a company’s chargeable income otherwise subject to normal taxation is exempt from corporate tax.

HOMESTOLIFE LTD AND SUBSIDIARIES

NOTES TO THE UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

The reconciliation of income tax rate to the effective income tax rate based on income (loss) before income tax expense for the six months ended June 30, 2023 and 2024 are as follows:

	Six Months ended June 30,
	2023	2024	2024
	SGD	SGD	USD

Income (loss) before income taxes	98,877	(614,637)	(452,438)
Statutory income tax rate	17%	17%	17%
Income tax expense at statutory rate	16,809	(104,488)	(76,914)
Income not subject to taxes	(1,973)	(3,146)	(2,316)
Expenses not subject to tax deduction	119,560	167,753	123,484
Temporary difference not subject to taxes	(5,888)	(7,622)	(5,611)
Utilization of deferred tax asset previously not recognized	(106,523)	(52,497)	(38,643)
Utilization of tax losses previously not recognized	(21,985)	-	-
Income tax expense	-	-	-

As at June 30, 2024, the operation in the Singapore incurred SGD8,738,622 (US$6,432,552) of cumulative net operating losses which can be carried forward to offset future taxable income. The net operating losses carryforward have no expiration under Singapore tax regime.

Uncertain tax positions

The Company evaluates the uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. As of June 30, 2024, the Company did not have any significant unrecognized uncertain tax positions. The Company did not incur any interest and penalties related to potential underpaid income tax expenses for the six months ended June 30, 2023 and 2024 and also did not anticipate any significant increases or decreases in unrecognized tax benefits in the next 12 months from June 30, 2024.